CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenue	$ 105,931	$ 98,426	$ 95,861
Cost of revenue	94,496	85,624	82,490
GROSS PROFIT	11,435	12,802	13,371
Operating expenses:
Research and development	2,810	1,724	1,001
Selling, general and administrative	16,100	14,211	14,313
Settlement loss, net		1,455
Total operating expenses	18,910	17,390	15,314
OPERATING LOSS	(7,475)	(4,588)	(1,943)
Other expenses, net	(719)	(2,232)	(1,638)
LOSS BEFORE EQUITY LOSS FROM INVESTMENT IN AFFILIATE AND INCOME TAX BENEFIT (EXPENSE)	(8,194)	(6,820)	(3,581)
Equity loss from investment in affiliate		(675)
Income tax benefit (expense)	259	(549)	418
LOSS FROM CONTINUING OPERATIONS	(7,935)	(8,044)	(3,163)
Income (loss) from discontinued operations, net of income tax benefit of $2,935 in 2011	5,787	(80)	6,086
NET INCOME (LOSS)	(2,148)	(8,124)	2,923
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.99)	$ (1.01)	$ (0.47)
Discontinued operations	$ 0.72	$ (0.01)	$ 0.9
Net income (loss)	$ (0.27)	$ (1.02)	$ 0.43
Weighted average number of shares outstanding	8,014,882	7,949,661	6,790,707
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	(2,148)	(8,124)	2,923
Translation adjustment	68	630	43
Comprehensive income (loss)	$ (2,080)	$ (7,494)	$ 2,966